1933 Act File No. 33-48907
                                                      1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.    39   ...................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.    39   ..................................        X

                              MARSHALL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             1000 North Water Street
                           Milwaukee, Wisconsin 53202
                    (Address of Principal Executive Offices)

                                 (414) 287-8555
                         (Registrant's Telephone Number)

                          Michael A. Hatfield, Esquire
                             770 North Water Street
                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)
                (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:


    immediately upon filing pursuant to paragraph (b) on ____________pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i) on ____________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
 X  on September 7, 2004 pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:     Cameron Avery, Esquire
               Bell, Boyd & Lloyd
               Three First National Plaza
               70 West Madison Street, Suite 3300
               Chicago, Illinois 60602-4207






Marshall Tax Free Money Market Fund
The Investor Class of Shares
(Class Y)

Table of Contents

Risk/Return Profile..........................2
Fees and Expenses of the Fund................3
The Main Risks of Investing in the Fund......4
Securities Descriptions......................5
How to Buy Shares............................6
How to Redeem and Exchange Shares............8
Account and Share Information...............11
Marshall Funds, Inc. Information............12
Financial Information.......................13

An investment in Marshall Tax Free Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus

September 7, 2004

Risk/Return Profile
-------------------------------------------------------------------------

Marshall Tax Free Money Market Fund

Goal: The Fund seeks to provide stability of principal, daily liquidity and current income exempt from federal income tax, including federal alternative minimum tax (AMT).

Strategy: The Fund will invest primarily in fixed and floating rate municipal bonds and notes, variable rate demand instruments and other high-quality, short-term tax-exempt obligations maturing in 397 days or less. By investment policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including AMT.

To maintain principal preservation, M&I Investment Management Corp. (the Adviser) places a strict emphasis on credit research. Using fundamental analysis, the Adviser develops an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser continually monitors the credit risks of all portfolio securities on an ongoing basis by reviewing financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Fund seeks to enhance yield by taking advantage of favorable changes in interest rates and reducing the effect of unfavorable changes in rates. In achieving this objective, the Adviser targets a dollar-weighted average portfolio maturity of 90 days or less based on its interest rate outlook. The interest rate outlook is developed by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. By developing an interest rate outlook and adjusting the portfolio's maturity accordingly, the Fund is poised to take advantage of yield enhancing opportunities.

By following a disciplined investment process with an emphasis on credit quality, the Fund seeks to preserve the value of your investment at $1.00 per share. However, extreme unexpected changes in interest rates and/or a sudden deterioration of the credit quality of a holding or holdings could cause the value to fall below $1.00 per share. In addition to credit and interest rate risk, certain types of municipal bonds are subject to other risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors.

The Fund is not a bank deposit and therefore is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in the Fund.

Annual Total Return

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses of the Fund
-------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares of the Fund.



Shareholder Fees (fees paid directly from your investment)                       None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee                                                                   0.20%(2)
Distribution (12b-1) Fee                                                         None
Shareholder Servicing Fee                                                        0.25%
Other Expenses                                                                   0.18%(3)
Total Annual Fund Operating Expenses(1)                                          0.63%

(1) Although not contractually obligated to do so, the Adviser will waive and reimburse certain amounts. The net expenses the Fund expects to pay for the fiscal year ending August 31, 2005 are shown below.

Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)    0.45%


(2) The Adviser may voluntarily waive a portion or all of the management fee. The Adviser may terminate this anticipated voluntary waiver at anytime. The management fee expected to be paid by the Fund (after the anticipated voluntary waiver) is 0.20% for the fiscal year ending August 31, 2005.

(3) The Adviser will voluntarily reimburse certain operating expenses of the Fund. The Adviser can terminate this anticipated voluntary reimbursement at any time. Total other expenses expected to be paid by the Fund (after the anticipated voluntary reimbursement ) is 0.18% for the fiscal year ending August 31, 2005.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company N.A. (M&I Trust), an affiliate of the Adviser, receives custodial and administrative fees for the services it provides to the fund or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Fund's Investor Class of Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Investor Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's Investor Class of Shares operating expenses are before waiver and reimbursement as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
1 Year
$  63
3 Years
$199
-------------------------------------------------------------------------------

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

-------------------------------------------------------------------------------
The Main Risks of Investing in the Fund
-------------------------------------------------------------------------------

As with all money market funds, the Fund is subject to certain risks, which are described below.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Some of the securities in which the Fund invests may be redeemed by the issuer before maturity (or "called"). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund's yield.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Securities Descriptions
-------------------------------------------------------------------------------

Following is a description of the main securities in which the Fund invests.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate.

The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether the security costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt. As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities.

As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in a higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Tax-Exempt Securities. Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. Other issuers include industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The market categorizes tax-exempt securities by their source of repayment.

Variable Rate Demand Instruments. Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Securities. Municipal Securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities.

Municipal Notes. Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Credit Enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

-------------------------------------------------------------------------------
How to Buy Shares

Who May Purchase the Investor Class of Shares? The Investor Class of Shares is for investors that invest on their own behalf. To open an account with the Fund, the first investment must be at least $1,000. The minimum investment amount to add to your existing account is $50. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Fund's discretion.

What Do Shares Cost? You can buy the Investor Class of Shares of the Fund at net asset value (NAV), without a sales charge, on any day the New York Stock
Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV.

The NAV for the Fund is determined at 3:00 p.m. (Central Time). In calculating NAV, the Fund's portfolio is valued using amortized cost.

How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the account application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Fund to verify your identity.

Except as described herein, purchase orders for the Fund must be received by 11:00 a.m. (Central Time) for shares to be purchased at that day's NAV. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day's NAV and dividend. The Fund reserves the right to reject any purchase request. It is the responsibility of MIS, an Authorized Dealer or other service provider that has entered into an agreement with the Fund, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Fund. Orders placed through one of these entities are considered received when the Fund is notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number.

Fund Purchase Easy Reference Table
-------------------------------------------------------------------------------
Minimum Investments
-------------------------------------------------------------------------------

  $1,000 o To open an Account
  $50 o To add to an Account (including through a Systematic Investment Program)

 Phone 1-800-236-FUND (3863)
-------------------------------------------------------------------------------
o     Contact MIS.
o     Complete an application for a new account.
o If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another
      Marshall Fund having an identical shareholder registration.

Mail
-------------------------------------------------------------------------------
o To open an account, send your completed account application and check payable to "Marshall Funds" to the following address:

      Marshall Investor Services
      P.O. Box 1348
      Milwaukee, WI
      53201-1348

o To add to your existing Fund Account, send in your check, payable to "Marshall Funds," to the same address. Indicate your Fund account number on the check.

In Person
-------------------------------------------------------------------------------
o    Bring in your completed account application (for new accounts)

   (M-F 8-5 Central Time) and a check payable to "Marshall Funds" to:
       Marshall Investor Services
       1000 North
       Water Street,
       13th Floor
       Milwaukee, WI
       53202
Wire
-------------------------------------------------------------------------------

o Notify MIS at 1-800-236-FUND (3863) by 11:00 a.m. (Central Time). If your purchase order for the Fund is received by 11:00 (Central Time) and your wire is received by M&I Marshall & Ilsley Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.

o     Then wire the money to:
      M&I Marshall & Ilsley Bank
      ABA Number 075000051

   Credit to: Marshall Funds, Deposit Account, Account Number 27480; Further credit to: The Investor Class - Marshall Tax Free Money Market Fund;

   Re: Shareholder name and account number

o If a new Account, fax application to: Marshall Investor Services at 1-414-287-8511.

o Mail a completed account application to the Fund at the address above under "Mail."

o Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve wire system are open for business.

Systematic Investment Program
-------------------------------------------------------------------------------

o You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in the Fund at the next Fund share price determined after MIS receives the order.

o    The  $1,000  minimum   investment   requirement  is  waived  for  investors
     purchasing shares through the Systematic Investment Program.

o    Call MIS at 1-800-236-FUND (3863) to apply for this program.

Fund Purchase Easy Reference Table (cont.)
-------------------------------------------------------------------------------
Marshall Funds OnLineSM
-------------------------------------------------------------------------------

o You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in the "Account and Share Information" section.

 Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares
-------------------------------------------------------------------------------

o If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.

o If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

o    All checks should be made payable to the "Marshall Funds".

How to Redeem and Exchange Shares
-------------------------------------------------------------------------------

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the "Fund Redemption Easy Reference Table." You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Trust customers of M&I Trust should contact their account officer to make redemption requests.

Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS or any Authorized Dealer. It is the responsibility of MIS, an Authorized Dealer or other service provider to promptly submit redemption requests to the Fund if you request a wire transfer redemption to occur the same day.

Except as described herein, redemption requests for the Fund must be received by 11:00 a.m. (Central Time) for shares to be redeemed at that day's NAV. To the extent your order is processed in accordance with these timeframes, you will receive that day's NAV.

Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.

Fund Redemption Easy Reference Table
-------------------------------------------------------------------------------

Phone 1-800-236-FUND (3863)
-------------------------------------------------------------------------------

o If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker/dealer, you must contact your account representative.

Mail
-------------------------------------------------------------------------------

o Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

      Marshall Investor Services
      P.O. Box 1348
      Milwaukee, WI 53201-1348

o If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.

o    For additional assistance, call 1-800-236-FUND (3863).

In Person
-------------------------------------------------------------------------------

o Bring in the written redemption request with the information described in "Mail" above to Marshall Investor Services, 1000 North Water Street, 13th Floor, Milwaukee, WI, 53202 (M-F 8-5 Central Time). The proceeds from the redemptions will be sent to you in the form of a check or by wire.

Wire/Electronic Transfer
-------------------------------------------------------------------------------

o Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

o Wires of redemption proceeds will only be made on days which the Fund and the Federal Reserve wire system are open for business.

o    Wire-transferred redemptions may be subject to an additional fee.

o    Redemption  requests  for the Fund must be received by 11:00 noon  (Central
     Time) if you want the proceeds to be wired the same day.

Systematic Withdrawal Program
--------------------------------------------------------------------------------

o If your Fund account balance is of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

o     Contact MIS to apply for this program.


Fund Redemption Easy Reference Table (cont.)
-------------------------------------------------------------------------------

Checkwriting
-------------------------------------------------------------------------------

You can redeem shares of the Fund by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form.

The Fund will then provide you with the checks.

o Your check is treated as a redemption order for Fund shares equal to the amount of the check.

o A check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds."

o    Checks cannot be used to close your Fund account balance.

o Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

Marshall Funds OnLineSM
-------------------------------------------------------------------------------

o You may redeem Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in the "Account and Share Information" section.


Additional Conditions for Redemptions
-------------------------------------------------------------------------------

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

o when you want a redemption to be sent to an address other than the one you have on record with the Fund;

o when you want the redemption payable to someone other than the shareholder of record; or

o when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public. Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

o     to allow your purchase payment to clear;
o     during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in shares of the Fund that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Exchange Privilege. You may exchange the Investor Class of Shares of the Fund for the Investor Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time. Please note that certain other Marshall Funds are subject to redemption fees as more fully described in such Funds' prospectuses.

Other Marshall Funds are offered by separate  prospectuses.  Call 1-800-236 FUND
(3863) for the current prospectus.

Exchanges  by  Telephone.  If you have  completed  the  telephone  authorization section in your account application or an authorization form obtained through MIS, you may telephone instructions to MIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker/dealers, financial institutions or service providers should contact their account representative.

Telephone  exchange  instructions  must be received  before 11:00 p.m.  (Central
Time) for shares to be exchanged at the NAV calculated that day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

The Fund and its service providers will record your telephone instructions. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Account and Share Information
-------------------------------------------------------------------------------

Fund Transactions Through Marshall Funds OnLineSM. If you have previously established an account with the Fund, and have signed an OnLineSM Agreement, you may purchase, redeem or exchange shares through the Marshall Funds' Internet Site on the World Wide Web (http://www.marshallfunds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Fund account under the methods described in the "How to Buy Shares" section.

Trust   customers  of  M&I  Trust  should  contact  their  account  officer  for information on the availability of transactions over the Internet.

You should contact MIS at 1-800-236-FUND (3863) to get started. MIS will provide instructions on how to create and activate your Personal Identification Number
(PIN). If you forget or lose your PIN number, contact MIS.

Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

                                       Minimum                      Maximum
         Purchases                       $50                       $100,000
        Redemptions                  By ACH: $50                By ACH: $50,000
                                                               By wire: $50,000
                                   By wire: $1,000
         Exchanges                       $50                       $100,000

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this prospectus.

You may not change your address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Fund and its service providers have established certain security procedures, the Fund, its distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party--should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent, distributor and MIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive periodic statements reporting all account activity, including dividends and capital gains paid, and purchases and redemptions.

Dividends and Capital Gains. Dividends of the Fund are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

TAX INFORMATION
-------------------------------------------------------------------------------

Federal Income Tax. The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

It is anticipated that the Tax Free Money Market Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Even if dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as taxable income if the federal alternative minimum tax applies to you.

Please consult your tax adviser regarding your federal, state and local tax liability. Redemptions and exchanges of Fund shares are taxable sales.

Marshall Funds, Inc. Information
-------------------------------------------------------------------------------

Management of the Marshall Funds. The Board of Directors (the Board) governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp.

The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202.

Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of December 31, 2003, the Adviser had approximately $15.4 billion in assets under management, of which $6.3 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973.

The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Portfolio Manager. The TAX FREE MONEY MARKET FUND is managed by Craig J. Mauermann. Mr. Mauermann has been a Vice President of the Adviser since 2004. Prior, he was a municipal bond analyst and trader on three municipal money market funds at Strong Financial Corporation. Mr. Mauermann holds an M.B.A. and a B.A. from Marquette University.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets (ADNA).

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. Marshall & Ilsley Trust Company N.A., an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, MIS. For the Fund, the annual custody fee is 0.02% on the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on the Fund's ADNA.

M&I Trust is the administrator of the Marshall Funds, and UMB Investment Services is the sub-administrator. As administrator, M&I Trust is entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the aggregate ADNA of all money market funds of Marshall Funds, Inc. as follows:

         Maximum Fee         Aggregate ADNA of all money market
                                funds of Marshall Funds, Inc.
           0.100%                 on the first $250 million
           0.095%                 on the next $250 million
           0.080%                 on the next $250 million
           0.060%                 on the next $250 million
           0.040%                 on the next $500 million
           0.020%            on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

Financial Information
-------------------------------------------------------------------------------
Financial Highlights

The Fund's fiscal year end is August 31. As this is the Fund's first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated September 7, 2004 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's SAI as it becomes available. To obtain the SAI and other information without charge, and make inquiries, write to or call Marshall Investor Services at 1-414-287-8555 or 1-800-236 FUND.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Marshall's Internet site at www.marshallfunds.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



                                  Marshall Investor Services
                                  P.O. Box 1348
                                  Milwaukee, Wisconsin 53201-1348
                                  414-287-8555 or
                                  800-236-FUND (3863)
                                  Internet address:
                                  http://www.marshallfunds.com
                                  TDD: Speech and Hearing Impaired
                                  Services 1-800-209-3520



Grand Distribution Services, LLC
Distributor
                                                                  Cusip ________

                                                                    30877 (9/04)
                                        Investment Company Act File No. 811-7047























Statement of Additional Information

MARSHALL TAX FREE MONEY MARKET FUND

A Portfolio of Marshall Funds, Inc.

The Investor Class of Shares

(Class Y)

This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for the Marshall Tax Free Money Market Fund's Investor Class of Shares, dated September 7, 2004. You may obtain the Prospectus without charge by calling Marshall Investor Services (MIS) at 414-287-8555 or 1-800-236-FUND (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at (http://www.marshallfunds.com).

PO Box 1348
Milwaukee, Wisconsin 53201-1348


September 7, 2004



      Contents
      How are the Marshall Funds Organized?                       1
      Securities in Which the Fund Invests                        1
      Securities Descriptions, Techniques and Risks               2
      Fundamental Investment Objective                            6
      Investment Limitations                                      6
      Determining Market Value of Securities                      7
      What Do Shares Cost?                                        8
      How is the Fund Sold?                                       8
      How to Buy Shares                                           9
      Account and Share Information                               9
      What are the Tax Consequences?                             10
      Who Manages the Fund?                                      10
      How Does the Fund Measure Performance?                     18
      Performance Comparisons                                    19
      Economic and Market Information                            20
      Financial Statements                                       20
      Investment Ratings                                         21
      Addresses                                                  23


30878 (9/04)

SEPTEMBER 7, 2004
GRAND DISTRIBUTION SERVICES LLC
-------------------------------------------------------------------------------
Distributor

HOW ARE THE MARSHALL FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Marshall Tax Free Money Market Fund (the "Fund") is a diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. The Fund's investment adviser is M&I Investment Management Corp. (Adviser). This SAI contains additional information about the Corporation and the Investor Class of Shares of the Fund. This SAI uses the same terms as defined in the Prospectus.

The definitions of the terms series and class in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this SAI. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the Prospectus and SAI may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code (the Code).

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a:

o   P = Principal investment of the Fund (shaded in chart); or
o   A = Acceptable (but not principal) investment of the Fund

--------------------------------------------------------------
Securities                                        Fund
--------------------------------------------------------------
--------------------------------------------------------------
Asset-Backed Securities 1                           A
--------------------------------------------------------------
Bank Instruments 2                                  P
--------------------------------------------------------------
Borrowing                                           A
--------------------------------------------------------------
Debt Obligations                                    P
--------------------------------------------------------------
Demand Master Notes                                 P
--------------------------------------------------------------
Derivative Contracts and Securities                 A
--------------------------------------------------------------
Fixed Rate Debt Obligations                         P
--------------------------------------------------------------
Floating Rate Debt Obligations                      P
--------------------------------------------------------------
Funding Agreements                                  A
--------------------------------------------------------------
Guaranteed Investment Contracts                     A
--------------------------------------------------------------
Illiquid and Restricted Securities 3                A
--------------------------------------------------------------
Lending of Portfolio Securities                     A
--------------------------------------------------------------
Mortgage-Backed Securities                          A
--------------------------------------------------------------
Participation Interests                             A
--------------------------------------------------------------
Prime Commercial Paper 4                            P
--------------------------------------------------------------
Repurchase Agreements                               A
--------------------------------------------------------------
Reverse Repurchase Agreements 5                     A
--------------------------------------------------------------
Securities of Other Investment Companies            A
--------------------------------------------------------------
U.S. Government Securities                          A
--------------------------------------------------------------
Variable Rate Demand Notes                          P
--------------------------------------------------------------

1. The Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days.

2.   The Fund may purchase foreign bank instruments.

3.   The Fund may invest up to 10% of its assets in illiquid securities.

4. The Fund may purchase commercial paper rated in the two highest rating categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Adviser to be of comparable quality.

5. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities may also resemble some types of collateralized mortgage obligations
(CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

Bank Instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Fund will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.

Borrowing. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of net assets, and pledge some assets as collateral. When the Fund borrows it will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality. The fixed income securities in which the Fund invests will be rated at least investment grade by an NRSRO. Investment grade securities have received one of an NRSRO's four highest ratings. Securities receiving the fourth highest rating (Baa by Moody's Investors Service or BBB by Standard & Poor's or Fitch Ratings) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Fund is subject to Rule 2a-7 (the Rule) under the Investment Company Act of 1940 (1940
Act), and will follow the credit quality requirements of the Rule.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the interest rate and credit risk as compared to other debt securities of the same issuer.

The Fund may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution.
Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The Fund believes that Section 4(2) commercial paper and certain other restricted securities which meet the Board's criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because
Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

Demand Features. The Fund may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit the Fund to demand payment of the value of the security (plus an accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give the Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty.

Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Fund currently lends its portfolio securities through Marshall & Ilsley Trust Company N.A. (M&I Trust), as agent. The Fund and M&I Trust have received an order from the Securities and Exchange Commission (SEC) that permits M&I Trust to charge, and the Fund to pay, market-based compensation for M&I Trust's services.

Securities Lending Risks. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed income securities risk.

Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

CMOs are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs' prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the
Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Treasury Securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risk.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income exempt from federal income tax consistent with stability of principal. The investment objective of the Fund may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

The following  investment  limitations are fundamental and cannot be changed for
the  Fund  unless  authorized  by  the  "majority  of  the  outstanding   voting
securities" of the Fund, as defined by the 1940 Act.

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its net assets including the amounts borrowed; and except to the extent that the Fund is permitted to enter into futures contracts, options or forward contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Investing in Commodities

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Concentration of Investments

The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control

The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies

The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.

Investing in Options

Except for bona fide hedging purposes, the Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

The Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

The Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of the Rule under the 1940 Act, which regulates money market mutual funds. For example, the Rule generally prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

DETERMINING MARKET VALUE OF SECURITIES
USE OF THE AMORTIZED COST METHOD

The Board has decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value (NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment goal.

Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies.

Monitoring Procedures. The Board's procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions. The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

WHAT DO SHARES COST?

Except under certain circumstances described in the Prospectus, shares are sold at their NAV on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the Prospectus under "How to Buy Shares" and "What Do Shares Cost?"

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Grand Distribution Services, Inc.), located at 803 West Michigan Avenue, Milwaukee, WI 53202, offers shares on a continuous, best-efforts basis. Texas residents must purchase shares of the Fund through M&I Brokerage Services, Inc. at 1-800-236-FUND (3863), or through any authorized broker/dealer.

SHAREHOLDER SERVICES

M&I Trust, through its division MIS, is the shareholder servicing agent for the Fund. As such, MIS provides shareholder services which include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares. The Fund may pay M&I Trust for providing shareholder services and maintaining shareholder accounts. M&I Trust may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust (but not out of Fund assets). The Distributor and/or M&I Trust may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers or financial institutions may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Fund intends to pay share redemptions in cash, the Fund reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

In addition, the Fund has adopted procedures, consistent with SEC guidelines, to permit redemption in kind to an affiliate.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Shareholders of the Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.


WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the Fund is eligible for the dividends received deduction available to corporations.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS

Capital gains, when realized by the Fund, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUND?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is 1000 North Water Street, Milwaukee, WI. The Corporation comprises thirteen portfolios and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

          Name               Principal Occupation(s) for Past      Aggregate
           Age               Five Years, Other Directorships      Compensation
         Address               Held and Previous Positions            From
   Positions Held with                                            Corporation
       Corporation                                                (past fiscal
   Date Service Began                                                year)
-------------------------------------------------------------------------------

                           Director and Chief Executive                $0
Kenneth C. Krei+           Officer of the Adviser since July
Age: 54                    2003; Director, President and Chief
DIRECTOR                   Executive Officer of M&I Trust
Began serving: July 2004   since July 2003; Senior Vice
                           President of Marshall & Ilsley
                           Corporation (a bank holding
                           company) since July 2003; Director
                           of M&I Brokerage Services, Inc. and
                           M&I Insurance Services, Inc.;
                           Executive Vice President,
                           Investment Advisors at Fifth Third
                           Bancorp from 2001 to 2003;
                           Executive Vice President,
                           Investment and Insurance Services
                           at Old Kent Financial Corporation
                           from 1998 to 2001

-------------------------------------------------------------------------------

                           Principal Occupations: President,           $0
John M. Blaser+            Marshall Funds, Inc.; Vice
Age: 46                    President, M&I Trust, M&I
PRESIDENT AND DIRECTOR     Investment Management Corp.
Began serving: May 1999


-------------------------------------------------------------------------------
+ Mr. Krei and Mr. Blaser are "interested" due to positions that they hold with M&I Investment Management Corp., the Fund's Adviser.




INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

          Name               Principal Occupation(s) for Past      Aggregate
           Age               Five Years, Other Directorships      Compensation
         Address               Held and Previous Positions            From
   Positions Held with                                            Corporation
       Corporation                                               (fiscal 2004)
   Date Service Began
-------------------------------------------------------------------------------

Benjamin M. Cutler         Chairman, Assurant Health (a health         $0
                           insurer), and Executive Vice
Age:  60                   President, Assurant, Inc. (an
6600 E. Bluebird Lane      insurance company) since 2002.
Paradise Valley, AZ 85253  President and CEO, Fortis Health (a
Began serving: July 2004   health insurer) from 1996 to 2003

-------------------------------------------------------------------------------

John DeVincentis           Principal Occupations: Independent       $24,000
Age: 70                    Financial Consultant; Retired,
                           formerly, Senior Vice President of
13821 12th Street          Finance, In-Sink-Erator Division of
Kenosha, WI                Emerson Electric Corp. (electrical
DIRECTOR                   products manufacturer).
Began serving: October
1993

-------------------------------------------------------------------------------

John Lubs                  President and Chief Operating               $0
Age:  56                   Officer, Mason Companies, Inc. (a
                           footwear distributor) since 1990
1251 First Avenue
Chippewa Falls, WI 54729
Began serving: July 2004

-------------------------------------------------------------------------------

James Mitchell             Principal Occupation: Chief              $24,000
Age: 56                    Executive Officer, NOG, Inc. (metal
                           processing and consulting);
2808 Range Line Circle     Chairman, Ayrshire Precision
Mequon, WI                 Engineering (precision machining)
DIRECTOR                   Previous Positions: Group Vice
Began serving: March 1999  President, Citation Corporation;
                           Chief Executive Officer, Interstate
                           Forging Industries.

-------------------------------------------------------------------------------

Barbara J. Pope            Principal Occupation: President,         $24,000
Age:                       Barbara J. Pope, P.C., (financial
                           consulting firm); President,
Suite 2285                 Sedgwick Street Fund LLC (private
115 South La Salle         investment partnership)
Street
Chicago, IL
DIRECTOR
Began serving: March 1999
-------------------------------------------------------------------------------


OFFICERS**

Name                        Principal Occupation(s) and Previous Positions
Age
Address
Positions Held with
Corporation
-------------------------------------------------------------------------------
                        Principal Occupations: President, Marshall Funds,
John M. Blaser          Inc.; Vice President, M&I Trust, M&I Investment
Age: 47                 Management Corp.
PRESIDENT
-------------------------------------------------------------------------------
John D. Boritzke        Principal Occupations: Vice President, M&I Investment
                        Management Corp., M&I Trust.
Age: 47
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT
-------------------------------------------------------------------------------
William A. Frazier      Principal Occupations: Vice President, M&I Investment
Age: 48                 Management Corp., M&I Trust.
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT
-------------------------------------------------------------------------------
Daniel L. Kaminski      Principal Occupations: Vice President and Chief
Age: 47                 Financial Officer of the Adviser and M&I Trust since
                        November 2003; Secretary of the Adviser and M&I
M&I Trust               Trust since February 2004.
1000 Water Street
Milwaukee, WI           Previous Position: Vice President Project Management,
SECRETARY               M&I Support Services Corp. (operations subsidiary of
                        bank holding company) from January 2002 to December
                        2003; Vice President Corporate Finance, Marshall &
                        Ilsley Corporation (a bank holding company) from
                        January 1991 to December 2001.
-------------------------------------------------------------------------------
Joseph P. Bree          Principal Occupations: Assistant Vice President and
Age: 31                 Senior Financial Analyst, M&I Investment Management
                        Corp.
M&I Investment
Management Corp.        Previous Positions: Associate, Barclays Global
1000 Water Street       Investors; Associate, Strong Capital Management.
Milwaukee, WI
TREASURER


**Officers do not receive any compensation from the Corporation.
-------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                        Meetings
                                                                        Held
                                                                        During
                                                                        Last
Board         Committee                                                 Fiscal
Committee      Members                   Committee Functions            Year

Audit                         The Audit Committee reviews and            ____
          Benjamin M.         recommends to the full Board the
          Cutler              independent auditors to be selected to
          -----------------   audit the Fund's financial statements;
                              meets with the independent auditors
          John DeVincentis    periodically to review the results of the
                              audits and reports the results to the
          John Lubs           full Board; evaluates the independence of
                              the auditors, reviews legal and
          James Mitchell      regulatory matters that may have a
                              material effect on the financial
          Barbara J. Pope     statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              organizational structure, reporting
                              relationship, resources and
                              qualifications of senior management
                              personnel responsible for accounting and
                              financial reporting; reviews the
                              evaluations of the adequacy and
                              effectiveness of the Fund's system of
                              internal controls; investigates any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties; and performs any other
                              activity consistent with the Fund's
                              organizational documents as deemed
                              appropriate by the full Board or the
                              Audit Committee.
-------------------------------------------------------------------------------


Board ownership of shares in the fund and in the Marshall Funds family AS OF DECEMBER 31, 2003



 Interested Board Member    Dollar Range of Shares Owned   Aggregate Dollar Range of
           Name                      in Fund***             Shares Owned in Marshall
                                                                  Funds Family
---------------------------------------------------------------------------------------

      John M. Blaser                    None                     over $100,000
---------------------------------------------------------------------------------------

 Independent Board Member
           Name
     John DeVincentis                   None                     over $100,000
---------------------------------------------------------------------------------------
      James Mitchell                    None                     over $100,000
---------------------------------------------------------------------------------------
     Barbara J. Pope                    None                    $50,001-$100,000
---------------------------------------------------------------------------------------

*** Dollar range of shares owned in any Fund that is not identified in this table is "None."
-------------------------------------------------------------------------------------


ADVISER TO THE FUND

The Adviser conducts investment research and makes investment decisions for the Fund. The Fund's investment adviser is M&I Investment Management Corp., a Wisconsin corporation headquartered in Milwaukee, Wisconsin. The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the U.S. SEC. The Adviser is a wholly-owned subsidiary of Marshall & Ilsley Corporation (M&I Corp.), a bank holding company headquartered in Milwaukee, Wisconsin, with approximately $34 billion in assets. The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the
Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have from time to time with an issuer.

BOARD REVIEW OF ADVISORY CONTRACTS

As required by the 1940 Act, the Corporation's Board has reviewed the investment advisory contract on behalf of the Fund. The Board's decision to approve this contract reflects the exercise of its business judgment on whether to continue the existing arrangement. The Board bases its ultimate decision to approve the advisory contract on the totality of the circumstances and factors the Board deems relevant, and with a view to past and future long-term considerations. During its review of this contract, the Board considered many factors, among the most material of which are: the investment objectives of the Fund; the management philosophy, personnel and processes used by the Adviser; the preferences and expectations of the Fund's shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Fund and its shareholders by the Adviser's affiliates in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew the advisory contract. In this regard, the Board was mindful of the potential disruptions of the operations of the Fund and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that the determination by M&I Trust of the appropriateness of the Fund for the investment of fiduciary assets as well as the decisions by the Fund's retail and institutional shareholders to invest in the Fund are based on the strength of the Adviser's industry standing and reputation and on the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the M&I organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the profitability to the Adviser of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Corporation's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with the Adviser and M&I Trust on matters relating to the Fund, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Adviser and its affiliates. The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the meetings at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of the advisory contract is informed by reports covering such matters as: the investment philosophy, personnel and processes utilized by the Adviser; the short- and long-term performance of the Fund (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Fund and the Adviser and the services providers that service the Fund; and relevant developments in the mutual fund industry and how the Fund and/or its service providers are responding to them.

The Board also receives financial information about the Adviser and its affiliates, including reports on the compensation and benefits the Adviser and its affiliates derive from their relationships with the Fund. These reports cover not only the fees under the advisory contract, but also fees received by the Adviser's affiliate, M&I Trust, for providing other services to the Fund under separate contracts (e.g., for serving as the Fund's administrator, custodian and shareholder servicing agent). The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolios. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

The Adviser's general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the Adviser's clients with respect to the potential economic return on the clients' investments. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote for proposals to: approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms.

On matters of corporate governance, generally the Adviser will vote for proposals to: permit a simple majority of shareholders to approve acquisitions of a controlling interest of issuers; eliminate classified or staggered boards of directors; eliminate cumulative voting and preemptive rights; and proposals to opt-out of state takeover statutes. The Adviser will generally vote against the adoption of super-majority voting provisions that require greater than a two-thirds shareholder approval to change the corporate charter or bylaws or to approve mergers and acquisitions; fair price amendments that are linked to a super-majority provision and do not permit a takeover unless an arbitrary fair price is offered to all shareholders; proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations; and proposals that do not allow replacement of existing members of the board of directors.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution and other compensation plans that are consistent with standard business practices; and against proposals that would permit, for example, the repricing of outstanding options without substantial justification.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election, even if such a vote may be contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures

The Adviser has appointed a Proxy Officer who has the authority to direct the vote on proposals that require case-by-case determinations or where there has been a recommendation not to vote in accordance with a predetermined policy. The Proxy Officer reports to the Trust Investment Committee of the established Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.

In the event that a portfolio manager of the Adviser concludes that the interests of the Fund requires that a proxy be voted on a proposal in a manner that differs from the proxy voting guidelines, the manager may request that the Proxy Officer consider voting on the proposal other than according to the guidelines, provided that the request accompanied by a written explanation of the reasons for the request and a description of any relationship with the party proposing the matter to the shareholders. Upon such a request, the Proxy Officer may vary from the voting guidelines if the officer determines that voting on the proposal according to the guidelines would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interests of the client. In determining the vote on any proposal pursuant to such a request, the Proxy Officer shall not consider any benefit other than the best interests of the client.

The Adviser's proxy voting procedures permit the Trust Investment Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor to purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser addresses potential material conflicts of interest by having a predetermined voting policy. For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser's clients, without consideration of any benefit to the Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.

BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Code of Ethics Restrictions on Personal Trading

As required by the SEC's rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR

M&I Trust is the administrator of the Fund, and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund's average aggregate daily net assets (ADNA) of all money market funds of the Corporation as follows:

      -------------------------------------------------------
           Maximum Fee                Fund's ADNA
      -------------------------------------------------------
      -------------------------------------------------------
              0.10%            on the first $250 million
      -------------------------------------------------------
      -------------------------------------------------------
             0.095%             on the next $250 million
      -------------------------------------------------------
      -------------------------------------------------------
              0.08%             on the next $250 million
      -------------------------------------------------------
      -------------------------------------------------------
              0.06%             on the next $250 million
      -------------------------------------------------------
      -------------------------------------------------------
              0.04%             on the next $500 million
      -------------------------------------------------------
      -------------------------------------------------------
              0.02%           on assets in excess of $1.5
                                        billion
      -------------------------------------------------------

The administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the sub-administrator will be paid by the administrator.

The functions performed by the administrator include, but are not limited to the following:

o    preparation,   filing  and  maintenance  of  the  Corporation's   governing
     documents, minutes of Board meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Corporation's registration statement and all amendments, and any other documents required for the Fund to make a continuous offering of its shares;

o preparation, negotiation and administration of contracts on behalf of the Fund;

o    supervision of the preparation of financial reports;

o    preparation and filing of federal and state tax returns;

o    assistance with the design, development and operation of the Fund; and

o    providing advice to the Fund's and Corporation's Board.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc., maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including M&I Trust, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN

M&I Trust, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust receives an annual fee, payable monthly, based on a percentage of the Fund's average aggregate daily net assets.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise the Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The Fund calculates the yield for the Investor Class of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o    multiplying the base period return by 365/7.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

EFFECTIVE YIELD

The Fund's effective yield for the Investor Class of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

TAX-EQUIVALENT YIELD

The tax-equivalent yield of shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



             Taxable Yield Equivalent for 2004 Multistate Municipal Fund
 Tax Bracket:
   Federal        10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Joint Return:       $0    -  $14,001  -  $56,801  -  $114,651 -  $174,701 -    Over
                 $14,000     $56,800     $114,650    $174,700    $311,950    $311,950
Single Return:      $0    -   $7,001  -  $28,401  -  $68,801  -  $143,501 -    Over
                  $7,000     $28,400     $68,800     $143,500    $311,950    $311,950
  Tax-Exempt                          Taxable Yield Equivalent
    Yield
    0.50%         0.56%       0.59%       0.67%       0.69%       0.75%       0.77%
    1.00%         1.11%       1.18%       1.33%       1.39%       1.49%       1.54%
    1.50%         1.67%       1.76%       2.00%       2.08%       2.24%       2.31%
    2.00%         2.22%       2.35%       2.67%       2.78%       2.99%       3.08%
    2.50%         2.78%       2.94%       3.33%       3.47%       3.73%       3.85%
    3.00%         3.33%       3.53%       4.00%       4.17%       4.48%       4.62%
    3.50%         3.89%       4.12%       4.67%       4.86%       5.22%       5.38%
    4.00%         4.44%       4.71%       5.33%       5.56%       5.97%       6.15%
    4.50%         5.00%       5.29%       6.00%       6.25%       6.72%       6.92%
    5.00%         5.56%       5.88%       6.67%       6.94%       7.46%       7.69%
    5.50%         6.11%       6.47%       7.33%       7.64%       8.21%       8.46%
    6.00%         6.67%       7.06%       8.00%       8.33%       8.96%       9.23%
    6.50%         7.22%       7.65%       8.67%       9.03%       9.70%      10.00%
    7.00%         7.78%       8.24%       9.33%       9.72%       10.45%     10.77%
    7.50%         8.33%       8.82%       10.00%      10.42%      11.19%     11.54%
    8.00%         8.89%       9.41%       10.67%      11.11%      11.94%     12.31%
    8.50%         9.44%       10.00%      11.33%      11.81%      12.69%     13.08%
    9.00%         10.00%      10.59%      12.00%      12.50%      13.43%     13.85%
    9.50%         10.56%      11.18%      12.67%      13.19%      14.18%     14.62%
    10.00%        11.11%      11.76%      13.33%      13.89%      14.93%     15.38%
    10.50%        11.67%      12.35%      14.00%      14.58%      15.67%     16.15%
    11.00%        12.22%      12.94%      14.67%      15.28%      16.42%     16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
-------------------------------------------------------------------------------------


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of the Fund's shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute (ICI).

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from sources the Fund believes is reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

o    Consumer Price Index is generally considered to be a measure of inflation.

o Dow Jones Industrial Average (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a composite index of common stocks in industry, transportation, financial and public utility companies. The Standard & Poor's Index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 Nasdaq-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

o iMoneyNet, Inc.'s Money Fund ReportTM publishes annualized yields of over 300 taxable money market funds on a weekly basis, and through its Money Market Insight publication reports monthly and 12 month-to-date investment results for the same money funds.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation and mutual funds.

o Fiduciary Consulting Grid Universe, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising, and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the ICI. For example, according to the ICI, 47.9% of American households are pursuing their financial goals through mutual funds (as of July 2003). These investors, as well as businesses and institutions, have entrusted over $6.97 trillion to the more than 8246 mutual funds available (as of August 2003)

FINANCIAL STATEMENTS

The Fund's fiscal year end is August 31. As this is the Fund's first fiscal year, financial information is not yet available.

INVESTMENT RATINGS

S & P Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory   capacity  to  pay  principal   and   interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

S&P Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

S&P Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P Long-Term Debt Ratings
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Moody's Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S Commercial Paper (CP) Ratings

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S Long-Term Debt Ratings

Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch Short-Term Debt Rating Definitions

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--Indicates   a  satisfactory   capacity  for  timely  payment  of  financial
commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.


ADDRESSES
Marshall Tax Free Money Market Fund             1000 North Water Street
                                                P.O. Box 1348
                                                Milwaukee, Wisconsin 53201-1348
--------------------------------------------------------------------------------
Distributor
UMB Investment Services, Inc.                   803 W. Michigan Street
                                                Milwaukee, WI  53233
Adviser
M&I Investment Management Corp.                 1000 North Water Street
                                                Milwaukee, Wisconsin 53202
Custodian
Marshall & Ilsley Trust Company N.A.            1000 North Water Street
                                                Milwaukee, Wisconsin 53202

-------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent
            Boston Financial Data Service, Inc. 2 Heritage Drive
                                                North Quincy, MA  02171
-------------------------------------------------------------------------------
Portfolio Accounting Services
            UMB Investment Services Group       803 W. Michigan Street
                                                Milwaukee, WI  53233


Shareholder Servicing Agent                     Marshall Investor Services,
a division of                                   PO Box 1348
Marshall & Ilsley Trust Company N.A.            Milwaukee, Wisconsin 53201-1348
-------------------------------------------------------------------------------
Legal Counsel                                   Bell, Boyd & Lloyd LLC
Three First National Plaza                      70 West Madison Street,
Suite 3300                                      Chicago, IL 60602-4207
-------------------------------------------------------------------------------
Independent Auditors
            Ernst & Young LLP                   200 Clarendon Street
                                                Boston, MA 02116-5072
--------------------------------------------------------------------------------



Marshall Investor Services             Internet address:
http://www.marshallfunds.com
P.O. Box 1348                          TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)



















PART C.     OTHER INFORMATION.

Item 22.    Exhibits:

            (a)   (i)         Conformed copy of Articles of Incorporation of
                              the Registrant; (8)
                  (ii)        Conformed copy of Amendment No. 1 to the
                              Articles of Incorporation; (8)
                  (iii)       Conformed copy of Amendment No. 2 to the
                              Articles of Incorporation; (8)
                  (iv)        Conformed copy of Amendment No. 3 to the
                              Articles of Incorporation; (8)
                  (v)         Conformed copy of Amendment No. 4 to the
                              Articles of Incorporation; (6)
                  (vi)        Conformed copy of Amendment No. 5 to the
                              Articles of Incorporation; (8)
                  (vii)       Conformed copy of Amendment No. 6 to the
                              Articles of Incorporation; (12)
                  (viii)      Conformed copy of Amendment No. 7 to the
                              Articles of Incorporation; (14)
                  (ix)        Conformed copy of Amendment No. 8 to the
                              Articles of Incorporation; (18)
                  (x)         Conformed copy of Amendment No. 9 to the
                              Articles of Incorporation; (21)
                  (xi)        Conformed copy of Amendment No. 10 to the
                              Articles of Incorporation; (23)
                  (xiii)      Conformed copy of Amendment No. 11 to the
                              Articles of Incorporation; (25)
                  (xiii)      Conformed copy of Amendment No. 12 to the
                              Articles of Incorporation; (27)

            (b)   (i)         Copy of By-Laws of the Registrant; (8)
                  (ii)        Copy of Amendment No. 1 to the By-Laws of the
                              Registrant; (19)
                  (iii)       Copy of Amendment No. 2 to the By-Laws of the
                              Registrant; (19)

            (c) Copy of Specimen Certificates for Shares of Capital Stock of the Marshall Mid-Cap Growth Fund, Marshall Large-Cap Growth & Income Fund, Marshall Mid-Cap Value Fund, and Marshall Small-Cap Growth Fund; (16)

            (d)   (i)         Conformed copy of Investment Advisory Contract
                              of the Registrant, including Exhibits A to F;
                              (4)
                  (ii)        Form of Amendment No. 1 to Exhibit A of the
                              Investment Advisory Contract; (25)
                  (iii)       Conformed copy of Exhibit G of the Investment
                              Advisory Contract of the Registrant; (5)
                  (iv)        Conformed copy of Exhibit H of the Investment
                              Advisory Contract of the Registrant; (5)
                  (v)         Conformed copy of Exhibit I of the Investment
                              Advisory Contract of the Registrant; (5)
                  (vi)        Conformed copy of Exhibit J of the Investment
                              Advisory Contract of the Registrant; (5)
                  (vii)       Conformed copy of Exhibit K of the Investment
                              Advisory Contract of the Registrant; (7)
                  (viii)      Conformed copy of Exhibit L of the Investment
                              Advisory Contract of the Registrant; (7)
                  (iv)        Conformed copy of Exhibit M of the Investment
                              Advisory Contract of the Registrant; (12)
                  (x)         Conformed copy of Exhibit N to the Investment
                              Advisory Contract of the Registrant; (14)
                  (xi)        Conformed copy of Amendment to Investment
                              Advisory Contract between Marshall Funds, Inc.
                              and M&I Investment Management Corp. (28)
                  (xii)       Conformed copy of Federated Management
                              Sub-Advisory Agreement with the Registrant,
                              including Exhibit A; (7)
                  (xiii)      Conformed copy of Sub-Advisory Contract
                              between M&I Investment Management Corp. and
                              BPI Global Asset Management LLP dated March
                              29, 1999 (20)
                  (xiv)       Conformed copy of Amendment to Sub-Advisory
                              Contract between M&I Investment Management
                              Corp. and BPI Global Asset Management (28)
                  (xv)        Conformed copy of Exhibit O to the Investment
                              Advisory Contract of the Registrant; +
            (e)   (i)         Conformed copy of Distributor's Contract of
                              the Registrant, including conformed copies of Exhibits A through B; (30)
                  (ii)        Conformed copy of Mutual Funds Service
                              Agreement of the Registrant, including Exhibit
                              A; (19)

            (f)               Not applicable;

            (g)   (i)         Conformed copy of Custodian Contract of the
                              Registrant; (7)
                  (ii)        Conformed copy of Amendment to Custodian
                              Contract between Marshall Funds, Inc. and
                              Marshall & Ilsley Trust Company (28)
                  (iii)       Conformed copy of Sub-Custodian Agreement of
                              the Registrant, including Schedule A and Exhibit A; (30)
                  (iv)        Copy of Amendment No. 1 to Schedule A of the
                              Sub-Custodian Agreement of the Registrant; (16)
                  (v)         Copy of Amendment No. 2 to Schedule A of the
                              Sub-Custodian Agreement of the Registrant; (16)
                  (vi)        Copy of Amendment No. 3 to Schedule A of the
                              Sub-Custodian Agreement of the Registrant; (17)
                  (vii)       Conformed copy of the Sub-Custody Agreement,
                              including Schedules A and B and Exhibit 1; (28)

            (h)   (i)         Conformed copy of Fund Accounting and
                              Shareholder Recordkeeping Agreement of the
                              Registrant; (11)
                  (ii)        Conformed copy of Amendment No. 1 to Schedule
                              A of the Fund Accounting and Shareholder
                              Recordkeeping Agreement of the Registrant; (15)
                  (iii)       Conformed copy of Amendment No. 2 to Schedule
                              A of the Fund Accounting and Shareholder
                              Recordkeeping Agreement of the Registrant; (16)
                  (iv)        Conformed copy of Amendment No. 1 to Schedule
                              C of the Fund Accounting and Shareholder
                              Recordkeeping Agreement of the Registrant; (15)
                  (v)         Conformed copy of Annex 1 to Amendment No. 2
                              to Schedule C of the Fund Accounting and
                              Shareholder Recordkeeping Agreement of the
                              Registrant; (16)
                  (vi)        Conformed copy of Amendment No. 1 to Schedule
                              D of the Fund Accounting and Shareholder
                              Recordkeeping Agreement of the Registrant; (30)
                  (vii)       Conformed Copy of Amendment to the Fund
                              Accounting and Shareholder Recordkeeping
                              Agreement between Marshall funds, Inc. and
                              Federated Services Company (28)
                  (viii)      Conformed copy of Sub-Transfer Agency and
                              Services Agreement of the Registrant,
                              including Exhibits A, B-1, B-2 and C; (10)
                  (ix)        Conformed copy of Shareholder Services
                              Agreement between the Registrant and Marshall
                              & Ilsley Trust Company on behalf of Marshall
                              Short-Term Income Fund, Marshall Government
                              Income Fund, Marshall Intermediate Bond Fund,
                              Marshall Intermediate Tax-Free Fund, Marshall
                              Equity Income Fund, Marshall Large-Cap Growth
                              & Income Fund, Marshall Mid-Cap Growth Fund,
                              Marshall Mid-Cap Value Fund, Marshall
                              International Stock Fund, Marshall Small-Cap
                              Growth Fund, and Marshall Money Market Fund;
                              (23)
                  (x)         Conformed copy of Amendment No. 1 to Exhibit 1
                              of Shareholder Services Agreement; (25)
                  (xi)        Conformed copy of Amendment to Shareholder
                              Services Agreement; (28)
                  (xii)       Conformed copy of Sub-Shareholder Services
                              Agreement of the Registrant; (23)
                  (xiii)      Conformed copy of Amendment to Sub-Shareholder
                              Services Agreement of the Registrant; (28)
                  (xiv)       Conformed copy of Amendment to Fund Accounting
                              and Shareholder Recordkeeping Agreement of the Registrant; +
                  (xv)        Conformed copy of Amendment of Sub-Transfer
                              Agency and Services Agreement of the
                              Registrant; +
            (i)               Conformed copy of Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; (4)

            (j)               Conformed Copy of Consent of Independent
                              Auditors; (30)

            (k)               Not applicable;

            (l)               Conformed copy of Initial Capital
                              Understanding; (11)

            (m)   (i)         Form of 12b-1 Agreement of the Registrant; (23)
                  (ii)        Copy of Exhibit A to the 12b-1 Agreement of
                              the Registrant; (19)
                  (iii)       Copy of Exhibit B to the 12b-1 Agreement of
                              the Registrant; (11)
                  (iv)        Copy of Exhibit C to the Rule 12b-1 Agreement
                              of the Registrant; (13)
                  (v)         Copy of Exhibit D to the 12b-1 Agreement of
                              the Registrant; (21)
                  (vi)        Copy of Sales Agreement of the Registrant
                              (Advisor Class of Shares), including Exhibits
                              A and B; (30)
                  (vii)       Copy of Sales Agreement of the Registrant
                              (Advisor Class of Shares-Load Waived),
                              including Exhibits A and B; (30)
                  (viii)      Copy of Sales Agreement of the Registrant
                              (Investor Class of Shares), including Exhibit
                              A; (30)
                  (ix)        Copy of Sales Agreement of the Registrant
                              (Investor Class of Shares), including Exhibit
                              A; (30)
                  (x)         Conformed copy of Administrative Services
                              Agreement between Marshall Funds, Inc. and
                              Marshall & Ilsley Trust Company, including
                              Amendment 1; (30)
                  (xi)        Conformed copy of Amendment to the
                              Administrative Services Agreement between
                              Marshall Funds, Inc. and Marshall & Ilsley
                              Trust Company (28)
                  (xii)       Conformed copy of Sub-Administrative Services
                              Agreement of the Registrant, including
                              Exhibits A and B; (24)
                  (xiii)      Conformed copy of Amendment #1 to Exhibit B to
                              the Sub-Administrative Services Agreement (28)
                  (xiv)       Conformed copy of Amendment to the
                              Sub-Administrative Services Agreement of the
                              Registrant (28)

            (n)   (i)         Conformed copy of Multiple Class Plan of the
                              Registrant including Exhibits A through D; (19)
                  (ii)        Conformed copy of Amendment No. 1 to Exhibit D
                              to the Multiple Class Plan (Class A Shares of
                              Marshall Equity Income Fund, Marshall
                              Large-Cap Growth & Income Fund, Marshall
                              Mid-Cap Value Fund, Marshall Mid-Cap Growth
                              Fund, Marshall International Stock Fund,
                              Marshall Small-Cap Growth Fund, Marshal
                              Intermediate Bond Fund, Marshall Government
                              Income Fund, Marshall Short-Term Income Fund);
                              (30)
                  (iii)       Conformed Copy of Amendment No. 1 to Exhibit E
                              to the Multiple Class Plan (Marshall
                              International Stock Fund Class I Shares and
                              Marshall Money Market Fund Class I Shares);
                              (30)
                  (iv)        Conformed Copy of Amendment No. 1 to Exhibit A
                              to the Multiple Class Plan (Marshall Money
                              Market Fund and Marshall Government Money
                              Market Fund); +
                  (v)         Conformed Copy of Amendment No. 2 to Exhibit E
                              to the Multiple Class Plan (Marshall
                              International Stock Fund, Marshall Money
                              Market Fund and Marshall Government Money
                              Market Fund); +

            (o)   (i)         Conformed copy of Power of Attorney; (29)

            (p)   (i)         Copy of Marshall Funds Code of Ethics; (26)
                  (ii)        Copy of M&I Investment Management Corp. Code
                              of Ethics; (29)
                  (iii)       Copy of Code of Ethics for Access Persons. (30)
                  (iv)        Copy of BPI Global Asset Management LLP Code
                              of Ethics and Rules for Personal Investing;
                              (29)

________________________________________
+     All Exhibits filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33-48907 and 811-7047).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed October 21, 1994. (File Nos. 33-48907 and 811-7047).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33-48907 and 811-7047).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33-48907 and 811-7047)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1997. (File Nos. 33-48907 and 811-7047)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed July 23, 1999. (File Nos. 33-48907 and 811-7047).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed October 29, 1999. (File Nos. 33-48907 and 811-7047).
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed February 9, 2000. (File Nos. 33-48907 and 811-7047).
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed March 1, 2000. (File Nos. 33-48907 and 811-7047).
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed June 1, 2000. (File Nos. 33-48907 and 811-7047)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed October 30, 2000. (File Nos. 33-48907 and 811-7047)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed October 29, 2001. (File Nos. 33-48907 and 811-7047)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed October 31, 2002. (File Nos. 33-48907 and 811-7047)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed October 30, 2003. (File Nos. 33-48907 and 811-7047)



Item 23.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 24.    Indemnification: (5)

____________________________

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).


Item 25.    Business and Other Connections of the Investment Adviser:

                       M&I INVESTMENT MANAGEMENT CORP.

            (a) M&I Investment Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of December 31, 2003, M&I Investment Management Corp. had approximately $15.4 billion in assets under management, of which $6.3 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since its inception in 1973.

                  M&I  Investment   Management  Corp.   served  as  investment
                  adviser to Newton Money Fund, Newton Income Fund and Newton Growth Fund.

                  For further information about M&I Investment Management Corp., its officers and directors, response is incorporated by reference to M&I Investment Management Corp.'s Form ADV, File No. 801-9118, dated February 13, 2001 as amended.

                  BPI Global Asset Management, LLP

            (b) BPI Global Asset Management, LLP ("BPI") is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2002, BPI had approximately $3.8 billion of total assets under management. BPI's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

                  For a list of the officers and directors of BPI and for further information about BPI, any other business, vocation or employment of a substantial nature in which a director or officer of BPI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to BPI's Form ADV, File No. 801-53972, dated September 26, 2001.


Item 26.    Principal Underwriters:

            (a) Grand Distribution Services, LLC. the Distributor for shares of the Registrant

            (b)   To be filed by Amendment

         (1)                           (2)                       (3)
Name and Principal            Positions and Offices       Positions and Offices
 Business Address                With Distributor            With Registrant


            (c)   Not applicable


Item 27.    Location of Accounts and Records:

Marshall Funds, Inc.                1000 North Water Street
                                    Milwaukee, Wisconsin 53202


Boston Financial Data               2 Heritage Drive
Service, Inc.                       North Quincy, MA  02171
("Transfer Agent, Dividend
Disbursing Agent")

Marshall & Ilsley Trust Company     1000 North Water Street
N.A. ("Administrator")              Milwaukee, WI 53202

UMB Investment Services             803 W. Michigan Street
("Sub-Administrator")               Milwaukee, WI  53202

M&I Investment Management Corp.     1000 North Water Street
("Adviser")                         Milwaukee, WI  53202

Marshall & Ilsley Trust Company     1000 North Water Street
N.A. ("Custodian")                  Milwaukee, WI  53202

BPI Global Asset Management, LLP    1900 Summit Tower Blvd.
("Sub-Adviser" to Marshall)         Suite 450
International Stock Fund)           Orlando, Florida 32810

Item 28.    Management Services:  Not applicable.

Item 29.    Undertakings:

            Registrant  hereby  undertakes  to comply with the  provisions  of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholders meetings by shareholders.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MARSHALL FUNDS, INC., and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Milwaukee and the State of Wisconsin, on the 9th day of July, 2004.

                             MARSHALL FUNDS, INC.

                        BY: /s/ Daniel L. Kaminski
                        Daniel L. Kaminski, Secretary

                        July 9, 2004

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                         TITLE                  DATE

By:   /s/ Daniel L. Kaminski  Attorney In Fact       July 9, 2004
Daniel L. Kaminski            For the Persons
SECRETARY                     Listed Below

      NAME                         TITLE

John M. Blaser*               President and Director
                              (Principle Executive Officer)

Joseph P. Bree*               Treasurer (Principal
                              Financial and
                              Accounting Officer)

Kenneth C. Krei               Director

Benjamin M. Cutler*           Director

John DeVincentis*             Director

John Lubs*                    Director

James Mitchell*               Director

Barbara J. Pope*              Director


* By Power of Attorney